Company information (Tables)	12 Months Ended
Jun. 30, 2013
Company Information [Abstract]
Schedule Of Subsidiary Financial Information For Variable Interest Entity [Table Text Block]
The following financial statement amounts and balances of the Company VIEs and VIEs' subsidiaries were included in the accompanying financial statements:

	As of June 30,
	2012	2013
	RMB	RMB

Total assets	135,661,665	175,732,968
Total liabilities	80,308,583	113,957,189

	Years ended June 30,
	2011	2012	2013
	RMB	RMB	RMB

Net revenue	68,275,955	83,276,644	104,575,396
Net income	18,073,609	15,690,361	6,268,834
Net cash (used in) provided by operating activities	(1,900,731)	37,236,822	11,971,786
Net cash used in investing activities	(3,555,083)	(27,763,365)	(23,344,013)